SCHEDULE OF PROMISSORY NOTES (Details) (Parenthetical)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes Payable One [Member]
Short-Term Debt [Line Items]
Debt instrument, maturity date	August 2020	August 2020	August 2020
Notes Payable Two [Member]
Short-Term Debt [Line Items]
Debt instrument, maturity date	March 2020	March 2020	March 2020
Debt instrument, percentage	10.00%	10.00%	10.00%
Notes Payable Three [Member]
Short-Term Debt [Line Items]
Debt instrument, maturity date	March 2021	March 2021	March 2021
Debt instrument, percentage	15.00%	15.00%	15.00%
Notes Payable Four [Member]
Short-Term Debt [Line Items]
Debt instrument, maturity date	February 2023	February 2023	February 2023
Debt instrument, percentage	12.00%	12.00%	12.00%